TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax for the year
Current tax for the year	$ 1,000	$ 1,200	$ 1,300
Adjustments related to previous years	(100)	(300)	(200)
Adjustment of deferred tax asset	(100)	(100)	(100)
Total	$ 777	$ 760	$ 1,041